Stock Options (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	May. 01, 2012	May. 31, 2015	Aug. 22, 2012	Dec. 31, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,341,000
Allocated Share-based Compensation Expense					$ 952	$ 287	$ 281
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total		729,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 4.98
Common Stock, Par or Stated Value Per Share					0.001	$ 0.001
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total		729,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total		1,341,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 4.98
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Apr. 30, 2023
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				767,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 2.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 2.37	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 104	$ 414	$ 420
Stock options [Member] | 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					42,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 2.05
Share Based Compensation Arrangements By Share Based Payment Award Options Vesting Rights Percentage	10.00%					10.00%
Share Based Compensation Arrangements By Share Based Payment Award Options Quarterly Vesting Rights Percentage	10.00%
Share Based Compensation Arrangement By Share Based Payment Award Period From Initial Vesting Date For Vesting Of Remaining Options	27 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 1,118	$ 840	$ 1,344
Stock options [Member] | 2003 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum						10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Stock options [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			4,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 2,557
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					52 months
Stock options [Member] | 2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.001						$ 0.001
Restricted Stock [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 2,921
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					52 months